Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders (in thousands, except per share amounts):

	For The Years Ended December 31,
	2024	2023	2022
Numerator:
Net loss from continuing operations	$(68,931)	$(182,266)	$(80,561)
Less: Net loss attributable to noncontrolling interests	(2,459)	(2,232)	(312)
Net loss from continuing operations attributable to common shareholders	(66,472)	(180,034)	(80,249)
Net income from discontinued operations	$48,410	$25,431	$26,342
Net loss attributable to common shareholders	$(18,062)	$(154,603)	$(53,907)

Denominator:
Weighted-average shares outstanding - basic	192,997	117,868	117,840

Effect of dilutive securities:
Stock options	—	—	—
RSUs	—	—	—
TEUs	—	—	—
Weighted-average shares outstanding - diluted	192,997	117,868	117,840

Basic income (loss) per share attributable to common shareholders:
Continuing operations	$(0.34)	$(1.53)	$(0.68)
Discontinued operations	$0.25	$0.22	$0.22
Net loss	$(0.09)	$(1.31)	$(0.46)

Diluted income (loss) per share attributable to common shareholders:
Continuing operations	$(0.34)	$(1.53)	$(0.68)
Discontinued operations	$0.25	$0.22	$0.22
Net loss	$(0.09)	$(1.31)	$(0.46)

Summary of Shares Excluded from Computation of Diluted Net Loss Per Share

The following potentially common share equivalents were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented, as well as options that are contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in thousands):

	For The Years Ended December 31,
	2024	2023	2022
Stock options (1)	14,936	14,140	14,324
RSUs	10,587	—	—
TEUs	—	—	—
Total	25,523	14,140	14,324